Related Party Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Amounts due from related parties current:
Amount due from related parties current	$ 26,302	¥ 182,615	¥ 105,137
Amount due from related parties non-current:
Amount due from related parties non-current			70,000
Amount due to related parties current
Amount due to related parties current	17,561	121,928	397,588
Amount due to related parties non-current:
Amount due to related parties non-current			27,384
Seller of Aipu Group
Amounts due from related parties current:
Amount due from related parties current	14,187	98,500	28,500
Amount due from related parties non-current:
Amount due from related parties non-current			70,000
Amount due to related parties current
Amount due to related parties current	4,321	30,000	76,666
Amount due to related parties non-current:
Amount due to related parties non-current			11,034
Seller of iJoy
Amounts due from related parties current:
Amount due from related parties current	3,997	27,748	25,974
Amount due to related parties current
Amount due to related parties current	5,492	38,131	61,436
Xiaomi Communication Technology Limited
Amounts due from related parties current:
Amount due from related parties current	3,237	22,473	9,367
Chengdu Xingpu Investment Management Limited
Amounts due from related parties current:
Amount due from related parties current	1,795	12,466
Amount due to related parties current
Amount due to related parties current	6	43	1,000
Shanghai Shibei Hi-Tech Co., Ltd.
Amounts due from related parties current:
Amount due from related parties current	1,411	9,800	9,800
Beijing Cheetah Mobile Technology Limited
Amounts due from related parties current:
Amount due from related parties current	688	4,776	2,590
Amount due to related parties current
Amount due to related parties current			22
Beijing Kingsoft Cloud Network Technology Limited
Amounts due from related parties current:
Amount due from related parties current	557	3,864	3,561
Amount due to related parties current
Amount due to related parties current	159	1,105
Beijing Xiaomi Mobile Software Limited
Amounts due from related parties current:
Amount due from related parties current	235	1,631
Suzhou Youpusi Information Technology Limited
Amounts due from related parties current:
Amount due from related parties current	118	817	863
Amount due to related parties current
Amount due to related parties current	96	667
Chengdu Xishanju Shiyou Technology Limited
Amounts due from related parties current:
Amount due from related parties current	37	256	1,469
Taiwan Xiaomi Communication Technology Limited
Amounts due from related parties current:
Amount due from related parties current			20
Bitcool Media
Amounts due from related parties current:
Amount due from related parties current			22,605
Upwise Investment Limited
Amounts due from related parties current:
Amount due from related parties current			327
Amount due to related parties current
Amount due to related parties current			41
Dyxnet Corporate Service Limited
Amounts due from related parties current:
Amount due from related parties current			61
Amount due to related parties current
Amount due to related parties current			894
Others
Amounts due from related parties current:
Amount due from related parties current	40	284
Amount due to related parties current
Amount due to related parties current	53	372
Seller of the Managed Network Entities
Amount due to related parties current
Amount due to related parties current	6,878	47,755	47,755
CD Guotao
Amount due to related parties current
Amount due to related parties current	502	3,483
Xiaomi Technology Limited
Amount due to related parties current
Amount due to related parties current	52	361	210
Dyxnet Internet Center Limited
Amount due to related parties current
Amount due to related parties current	$ 2	¥ 11	789
Seller of WiFire BJ and Yilong
Amount due to related parties current
Amount due to related parties current			2,970
Seller Of Dermot Entities
Amount due to related parties current
Amount due to related parties current			205,800
Chengdu Kingsoft Digital Entertainment Technology Limited
Amount due to related parties current
Amount due to related parties current			5
Seller of Tianying
Amount due to related parties non-current:
Amount due to related parties non-current			¥ 16,350